Consolidated statement of comprehensive income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Statement of comprehensive income [abstract]
Net income		$ 2,171	$ 1,882	$ 1,728
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		2,453	479	(1,603)
Net gains (losses) on hedges of investments in foreign operations		(1,571)	(339)	962
Other comprehensive income, net of tax, exchange differences on translation		882	140	(641)
Net change in debt securities measured at FVOCI
Net gains (losses) on debt securities measured at FVOCI		110	(56)	160
Net (gains) losses reclassified to net income		(9)	5	(10)
Other comprehensive income, net of tax, debt securities		101	(51)	150
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		326	581	871
Net (gains) losses reclassified to net income		(35)	(331)	(116)
Other comprehensive income, net of tax, cash flow hedges		291	250	755
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		19	143	(78)
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		(2)	(19)	(199)
Net gains (losses) on equity securities designated at FVOCI		3	(1)
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		20	123	(277)
Total OCI	[1]	1,294	462	(13)
Comprehensive income		3,465	2,344	1,715
Comprehensive income attributable to non-controlling interests		8	8	12
Preferred shareholders and other equity instrument holders		88	72	67
Common shareholders		3,369	2,264	1,636
Comprehensive income attributable to equity shareholders		3,457	2,336	1,703
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		(63)	(12)	45
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		152	13	(96)
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		89	1	(51)
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on debt securities measured at FVOCI		(11)	13	(32)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		3	(2)	4
Income tax (expense) benefit relating to debt securities of other comprehensive income		(8)	11	(28)
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		(126)	(223)	(335)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		14	127	45
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		(112)	(96)	(290)
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		(8)	(28)	31
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk			8	77
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		(1)
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		(9)	(20)	108
Income tax (expense) benefit relating to components of other comprehensive income		$ (40)	$ (104)	$ (261)

[1]	Includes $3 million of losses for the quarter ended January 31, 2025 (October 31, 2024: $45 million of gains; January 31, 2024: $53 million of gains), relating to our investments in equity-accounted associates and joint ventures.